Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

CBS Corporation

These financial statements include charges from CBS for services, such as tax, internal audit, cash management, insurance, technology systems and other services. In addition, prior to 2014, CBS provided benefits to our employees, including certain post-employment benefits, medical, dental, life and disability insurance and participation in a 401(k) savings plan. Charges for these services and benefits are reflected in the consolidated financial statements based on the specific identification of costs, assets and liabilities or based on various allocation methods, including factors such as headcount, time and effort spent on matters relating to us, and the number of CBS operating entities benefiting from such services. Charges for these services and benefits have been included in Selling, general and administrative expenses in the accompanying Consolidated Statements of Operations and totaled $6.4 million in the three months ended March 31, 2014, and $17.7 million in the same prior-year period. Also included in these charges are professional fees associated with our planned election to be taxed as a REIT. Our expenses as a stand-alone company may be different from those reflected in the Consolidated Statements of Operations prior to the IPO. Effective January 1, 2014, our employees began participating in employee benefit plans maintained by us. As a result, there were no benefits provided by CBS in the three months ended March 31, 2014. In addition, during 2014, certain other services previously provided by CBS have been transitioned to us.

As of March 31, 2014, receivables from CBS were $0.4 million and payables to CBS were $2.5 million, which were included in Other current assets and Other current liabilities, respectively, on our Consolidated Statement of Financial Position. As of December 31, 2013, there were no receivables or payables from CBS on our Consolidated Statement of Financial Position.

On April 2, 2014, we entered into a transition services agreement with CBS, pursuant to which CBS will temporarily provide us with certain services (including legal, finance, information technology, insurance, tax and employment functions), and we will provide certain limited services to CBS. Also on April 2, 2014, we entered into a license agreement with a wholly owned subsidiary of CBS, pursuant to which we have the right to use “CBS” in the corporate names of the Company and our subsidiaries for up to 90 days after the split-off and have the right to use the “CBS” mark and logo on our advertising billboards for up to 18 months after the split-off.

Prior to the incurrence of indebtedness on January 31, 2014, intercompany transactions between CBS and us were considered to be effectively settled in cash in the financial statements. The net effect of the settlement of these intercompany transactions, in addition to cash transfers to and from CBS, are reflected in Net cash contribution from (distribution to) CBS on the Condensed Consolidated Statements of Cash Flows and Net contribution from (distribution to) CBS on the Consolidated Statements of Invested Equity/Stockholders’ Equity. The amounts on these financial statement line items differ due to non-cash transactions, such as stock-based compensation expense.

For advertising spending placed by CBS and its subsidiaries, we recognized total revenues of $1.9 million for the three months ended March 31, 2014, and $2.5 million for the three months ended March 31, 2013.

Other Related Parties

Viacom Inc. is controlled by National Amusements, Inc., the controlling stockholder of CBS. Revenues recognized for advertising spending placed by various subsidiaries of Viacom Inc. were $1.6 million for the three months ended March 31, 2014, and $2.4 million for the three months ended March 31, 2013.

We have a 50% ownership interest in two joint ventures that operate transit shelters in Los Angeles and Vancouver. These ventures are accounted for as equity investments. These investments totaled $22.4 million as of March 31, 2014, and $24.1 million as of December 31, 2013, and are included in Other assets on the Consolidated Statements of Financial Position. We provide management services to these joint ventures. Management fees earned from these joint ventures were immaterial for all periods presented.

RELATED PARTY TRANSACTIONS
CBS Corporation.  The Company is indirectly wholly owned by CBS. CBS provides the Company with certain services, such as insurance and support for technology systems, and also provides benefits to the Company’s employees, including certain postemployment benefits, medical, dental, life and disability insurance and participation in a 401(k) savings plan. Charges for these services and benefits are reflected in the combined consolidated financial statements based on the specific identification of costs, assets and liabilities. These financial statements also include allocations of centralized corporate expenses from CBS for services, such as tax, internal audit, cash management and other services. These expenses were determined based on various allocation methods, including factors such as headcount, time and effort spent on matters relating to the Company, and the number of CBS operating entities benefiting from such services. Charges for these services and benefits have been included in selling, general and administrative expenses in the accompanying Combined Consolidated Statements of Operations and totaled $60.9 million, $47.7 million and $46.2 million for the years ended December 31, 2013, 2012 and 2011, respectively. For 2013, these charges also included professional fees associated with matters related to the Company’s election and qualification to be taxed as a REIT and costs related to the Company’s preparation to operate as a stand-alone public company. Management believes that the assumptions and estimates used to allocate these expenses are reasonable. However, the Company’s expenses as a stand-alone company may be different from those reflected in the Combined Consolidated Statements of Operations.
Prior to the Formation Borrowings in January 2014, the Company participated in CBS’s centralized cash management system. Under this system, on a daily basis, any excess cash the Company generated was automatically transferred to CBS and any additional daily cash flow needs were funded by CBS. In conjunction therewith, the intercompany transactions between the Company and CBS have been considered to be effectively settled in cash in these financial statements. The net effect of the settlement of these intercompany transactions, in addition to cash transfers to and from CBS, are reflected in “Net cash distribution to CBS” on the Combined Consolidated Statements of Cash Flows and “Net distribution to CBS” on the Combined Consolidated Statements of Invested Equity. The amounts on these financial statement line items differ due to noncash transactions, such as stock-based compensation expense. On January 31, 2014, at the time of the Formation Borrowings, (See Note 14) the Company’s participation in CBS’s centralized cash management system ceased.
CBS manages its long-term debt obligations based on the needs of its entire portfolio of businesses. Long-term debt of CBS and related interest expense are not allocated to the Company as none of CBS’s debt is directly attributable to the Company.
For advertising spending placed by CBS and its subsidiaries, the Company recognized total revenues of $14.9 million, $16.6 million and $20.1 million for the years ended December 31, 2013, 2012 and 2011, respectively.
Other Related Parties.  The Company has a 50% ownership interest in two joint ventures that operate transit shelters in Los Angeles and Vancouver. These ventures are accounted for as equity investments. At December 31, 2013 and 2012, these investments totaled $24.1 million and $11.3 million, respectively, and are included in “Other assets” on the Combined Consolidated Balance Sheets. The Company provides management services to these joint ventures. Management fees earned from these joint ventures were immaterial for all periods presented.
In 2013, the Company sold 50% of its transit shelter operations in Los Angeles for $17.5 million. The Company and the buyer each subsequently contributed their respective 50% interests in these operations to a 50/50 joint venture that the Company and buyer own together. This transaction resulted in a gain of $17.5 million in 2013.
Viacom Inc. is controlled by National Amusements, Inc., the controlling stockholder of CBS. Revenues recognized for advertising spending placed by various subsidiaries of Viacom Inc. were $9.3 million, $9.4 million and $11.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.